
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    3/31/97       AMENDMENT 00


Institutional Investment Manager:

SALEM INVESTMENT COUNSELORS INC.
480 SHEPHARD STREET SUITE 200
WINSTON SALEM                                     NC            27103


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F



            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER


           Report for the Calendar Year or Quarter Ended March 31,1997


Salem Investment Counselors, Inc.
Name of Institutional Investment Manager
480 Shepherd Street. Suite 200,  Winston-Salem, NC  27103
Business Address
Dale M. Brown, Vice President (910)768-7230
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 2nd day of May, 1997.

Salem Investment Counselors. Inc.

By: /s/ Dale M. Brown
            Dale M. Brown
            Vice President

                                       1



                                                                  FORM 13F
                                                               (SEC USE ONLY)


Name, Title and Telephone Number of Person Submitting Report:

    DALE M. BROWN                  VICE PRESIDENT               910-768-7230


Signature, Place and Date of Signing:

/s/ DALE M. BROWN                  WINSTON SALEM                NC    5/02/97














































                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

Acadiana Bancshares, Inc.    COM              004280103       600      3200 SH         SOLE              32000          0        0
Acorn Int'l Fund, Inc.       COM              004851200       968      6600 SH         SOLE              66000          0        0
Affiliated Community         COM              008188104      1876     79000 SH         SOLE              79000          0        0
Aldila Inc.                  COM              014384101        52     11000 SH         SOLE              11000          0        0
Amerco                       COM              023586100       383     15000 SH         SOLE              15000          0        0
American Brands              COM              024703100       354      7000 SH         SOLE               7000          0        0
American General Corp.       COM              02635106        326      8000 SH         SOLE               8000          0        0
American Stores Co.          COM              030096101      5830    131000 SH         SOLE             131000          0        0
Moco Corporation             COM              031905102       433      5000 SH         SOLE               5000          0        0
Analysts Int'l Corp.         COM              032681108       396     18000 SH         SOLE              18000          0        0
Asia Tigers Fund, Inc.       COM              04516T105       819     78000 SH         SOLE              78000          0        0
Auto Data Processing Inc.    COM              053015103       293      7000 SH         SOLE               7000          0        0
Bank of Granite, NC          COM              062401104       944     32000 SH         SOLE              32000          0        0
REPORT SUMMARY                 13 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED